   NATIONAL COLLEGIATE STUDENT LOAN TRUST 2006-3

   CLOSING DATE: SEPTEMBER 28, 2006
   MONTHLY DISTRIBUTION REPORT

   COLLECTION PERIOD                       11/01/06     TO      11/30/06
   MONTHLY DISTRIBUTION DATE               12/26/06
   VOLUME 2

   I  Asset and Liability Summary
      ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

   A.      STUDENT LOAN PORTFOLIO                                                     10/31/06                         CHANGE                         11/30/06
        ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------

        1  Student Loan Principal                                                 $ 1,355,269,192.21                $  (1,881,772.14)            $ 1,353,387,420.07
        2  Student Loan Accrued Interest                                          $    34,437,029.55                $   8,137,904.75             $    42,574,934.30
                                                                                  ------------------                -----------------            ------------------
        3  Pool Balance                                                           $ 1,389,706,221.76                $   6,256,132.61               1,395,962,354.37
                                                                                  ------------------                -----------------            ------------------

        4  Weighted Average Coupon (WAC)                                                     10.13%                            0.01%                         10.14%
        5  Weighted Average Maturity (WAM)                                             267.7 Months                      -1.2 Months                   266.5 Months
        6  Number of Loans                                                                  104,489                             -227                        104,262
        7  Number of Borrowers                                                               97,311                             -219                         97,092

   B.      TRUST ACCOUNTS AND TERI PLEDGE FUND (AT MARKET VALUE)                      10/31/06                          CHANGE                         11/30/06
        ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------

        1  Collection Account + Collections Receivable                            $    13,826,488.42                $  (8,663,884.15)            $     5,162,604.27
        2  Reserve Account                                                        $   284,644,068.20                $  (6,456,610.15)            $   278,187,458.05
                                                                                  ------------------                -----------------            ------------------
        3  Total Trust Accounts                                                   $   298,470,556.62                $ (15,120,494.30)            $   283,350,062.32

        4  TERI Pledge Fund                                                       $    87,043,354.77                $   2,181,029.51             $    89,224,384.28

        5  Total Trust Accounts + TERI Pledge Fund                                $   385,513,911.39                $ (12,939,464.79)            $   372,574,446.60

        6  Pool Balance + Trust Accounts                                          $ 1,688,176,778.38                $  (8,864,361.69)            $ 1,679,312,416.69

        7  Pool Balance + Trust Accounts + TERI Pledge Fund                       $ 1,775,220,133.15                $  (6,683,332.18)            $ 1,768,536,800.97

        8 Reserve Account Balance after 12/26/06 Monthly Distribution Date will be $273,812,412.65.

   C.      SECURITIES       CUSIP         INDEX       SPREAD    INITIAL DEBT ISSUED          10/31/06          CHANGE          11/30/06           CHANGE           12/26/06     % OF SECURITIES
        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
        1  Class A-1      63543VAA1     1M LIBOR       0.03%     $   323,600,000.00      $   323,600,000.00    $    -     $   323,600,000.00      $   -     $   323,600,000.00       17.55%
        2  Class A-2      63543VAB9     1M LIBOR       0.11%     $   306,230,000.00      $   306,230,000.00    $    -     $   306,230,000.00      $   -     $   306,230,000.00       16.61%
        3  Class A-3      63543VAC7     1M LIBOR       0.15%     $   322,790,000.00      $   322,790,000.00    $    -     $   322,790,000.00      $   -     $   322,790,000.00       17.51%
        4  Class A-4      63543VAD5     1M LIBOR       0.27%     $   294,510,000.00      $   294,510,000.00    $    -     $   294,510,000.00      $   -     $   294,510,000.00       15.98%
        5  Class A-5      63543VAE3     1M LIBOR       0.32%     $   325,130,000.00      $   325,130,000.00    $    -     $   325,130,000.00      $   -     $   325,130,000.00       17.64%
        6  Class A-IO     63543VAF0       Fixed        7.10%             (a)                     (a)           $    -             (a)             $   -              (a)              0.00%
        7  Class B        63543VAG8     1M LIBOR       0.36%     $    94,810,000.00      $    94,810,000.00    $    -     $    94,810,000.00      $   -     $    94,810,000.00        5.14%
        8  Class C        63543VAH6     1M LIBOR       0.47%     $    92,450,000.00      $    92,450,000.00    $    -     $    92,450,000.00      $   -     $    92,450,000.00        5.02%
        9  Class D        63543VAJ2     1M LIBOR       1.15%     $    83,870,000.00      $    83,870,000.00    $    -     $    83,870,000.00      $   -     $    83,870,000.00        4.55%
           -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
       10  Total Securities                                      $ 1,843,390,000.00      $ 1,843,390,000.00    $    -     $ 1,843,390,000.00      $   -     $ 1,843,390,000.00      100.00%
           -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

       (a) The initial notional amount, in effect thru the April 2011
           Distribution Date, equals $325,130,000.

   D.      LIQUIDITY NOTE INFORMATION                                                        10/31/06          CHANGE          11/30/06           CHANGE         12/26/06
        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
        1  Commitment (a)                                                                $   118,000,000.00    $    -     $   118,000,000.00      $   -     $ 118,000,000.00
        2  Principal Balance Outstanding                                                 $              -      $    -     $             -         $   -     $           -
        3  Draws                                                                         $              -      $    -     $             -         $   -     $           -

       (a) Commitment level amount in effect until February 2007 Distribution
           Date.

     National Collegiate Student Loan Trust 2006-3
    ------------------------------------------------------------------------------------------------------------
     II  Transactions and Accruals                                                     From 11/01/06 to 11/30/06
    ------------------------------------------------------------------------------------------------------------

     A.      STUDENT LOAN CASH PRINCIPAL ACTIVITY
          1  Principal Payments Received                                                        $ (3,015,478.22)
          2  Principal Claims from Guarantor                                                    $    (82,289.48)
          3  Repurchased Principal                                                              $         -
          4  New Loan Additions                                                                 $         -
          5  Other Adjustments (cancellations, consolidations and other)                        $   (802,041.75)
              ---------------------------------------------------------------------------------------------------
          6  Total Principal Collections                                                        $ (3,899,809.45)
             ---------------------------------------------------------------------------------------------------

     B.      STUDENT LOAN NON-CASH PRINCIPAL ACTIVITY
          1  Capitalized Interest                                                               $  2,018,015.70
          2  Realized Losses                                                                    $         -
          3  New Loan Additions                                 `                               $         -
          4  Other Adjustments                                                                  $         21.61
             ---------------------------------------------------------------------------------------------------
          5  Total Non-Cash Principal Activity                                                  $ 2,018,037.31
             ---------------------------------------------------------------------------------------------------

             ---------------------------------------------------------------------------------------------------
     C.      TOTAL STUDENT LOAN PRINCIPAL ACTIVITY (II.A.6 + II.B.5)                            $ (1,881,772.14)
             ---------------------------------------------------------------------------------------------------

     D.      STUDENT LOAN CASH INTEREST ACTIVITY
          1  Interest Payments Received                                                         $ (1,105,290.14)
          2  Interest Claims from Guarantor                                                     $     (1,485.76)
          3  Repurchased Interest                                                               $          -
          4  New Loan Additions                                                                 $          -
          5  Other Adjustments (cancellations, consolidations and other)                        $     (9,697.72)
             ---------------------------------------------------------------------------------------------------
          6  Total Interest Collections                                                         $ (1,116,473.62)
             ---------------------------------------------------------------------------------------------------

     E.      STUDENT LOAN NON-CASH INTEREST ACTIVITY
          1  Interest Accruals                                                                  $ 11,275,114.74
          2  Capitalized Interest                                                               $ (2,018,015.70)
          3  Realized Losses                                                                    $          -
          4  Other Adjustments                                                                  $     (2,720.67)
             ---------------------------------------------------------------------------------------------------
          5  Total Non-Cash Interest Activity                                                   $  9,254,378.37
             ---------------------------------------------------------------------------------------------------

             ---------------------------------------------------------------------------------------------------
     F.      TOTAL STUDENT LOAN INTEREST ACTIVITY (II.D.6 + II.E.5)                             $  8,137,904.75
             ---------------------------------------------------------------------------------------------------

     G.      STUDENT LOAN LATE FEES ACTIVITY
          1  Cash Late Fees                                                                     $       (583.16)
          2  Non-Cash Late Fees                                                                 $      1,044.64
             ---------------------------------------------------------------------------------------------------
          3  NET LATE FEES ACTIVITY (II.G.1 + II.G.2)                                           $        461.48
             ---------------------------------------------------------------------------------------------------

    ------------------------------------------------------------------------------------------------------------
    III  Prepayment Data
    ------------------------------------------------------------------------------------------------------------

    Prepayment Rate (1)
    ------------------------------------------------------------------------------------------------------------
         (1) The Prepayment Rate will be published on a a semi-annual cycle. The initial measurement will be as of December 31, (2006.)
    ------------------------------------------------------------------------------------------------------------

   NATIONAL COLLEGIATE STUDENT LOAN TRUST 2006-3

   -------------------------------------------------------------------------------------------------------------------------
   IV Collection Account Activity                                                                  From 11/01/06 to 11/30/06
   -------------------------------------------------------------------------------------------------------------------------

   A.    COLLECTION ACCOUNT
      1  Collections by Servicers                                                                            $ 4,932,507.83
      2  Claim Payments from Guarantor                                                                       $    83,775.24
      3  Liquidation Proceeds and Recoveries                                                                 $        -
      4  Sale Proceeds                                                                                       $        -
      5  Investment Earnings on Trust Accounts (1)                                                           $ 1,200,306.64
      6  Excess of Required Reserve Amount Balance                                                           $        -
      7  Other Receipts (Late Fees and Other)                                                                $    10,089.74
      8  Prior Month Allocation and Adjustments                                                              $        -
      9  Advances or Reimbursements                                                                          $        -
      10 Opening Balance and Post Sale Settlement                                                            $        -
         -------------------------------------------------------------------------------------------------------------------
      11 Total Available Funds                                                                               $ 6,226,679.45
         -------------------------------------------------------------------------------------------------------------------
      (1)Includes GIC interest from 11/24/06 - 12/21/06

   B.    ALLOCATIONS THRU 11/30/06 WITH PAYMENTS AND  DISTRIBUTIONS FOR 12/26/06 TOTAL
         AVAILABLE REMAINING RESERVE TRANSFER / FUNDS FUNDS DRAW REQUEST
                                                                                                                   Total Available        Remaining      Reserve Transfer /
                                                                                                                        Funds               Funds           Draw Request
                                                                                                                        -----               -----           ------------

                                                                                                                    $ 6,226,679.45      $ 6,226,679.45
         1  Payment of Trustee Expenses, Servicers, Administrators, Paying Agent & Liquidity Note Provider Fees
                 (a) Payment of Trustee Fees & Expenses                                                             $         -         $ 6,226,679.45        $     -
                 (b) Payment of Servicing Fees & Expenses                                                           $    63,962.36      $ 6,162,717.09        $     -
                 (c) Payment of Administration Fees & Expenses                                                      $    57,638.14      $ 6,105,078.95        $     -
                 (d) Payment of Irish Paying Agent Fees & Expenses                                                  $         -         $ 6,105,078.95        $     -
                 (e) Payment of Back-up Administration Fees & Expenses                                              $     1,000.00      $ 6,104,078.95        $     -
                 (f) Payment of Liquidity Note Provider Fees & Expenses                                             $     7,866.67      $ 6,096,212.28        $     -
         2  Allocation of Trustee Expenses, Servicers, Administrators, Paying Agent, & Liquidity Note Provider Fees
                 (a) Allocation of Trustee Fees & Expenses                                                          $       -           $ 6,096,212.28        $     -
                 (b) Allocation of Servicing Fees & Expenses                                                        $       -           $ 6,096,212.28        $     -
                 (c) Allocation of Administration Fees & Expenses                                                   $       -           $ 6,096,212.28        $     -
                 (d) Allocation of Irish Paying Agent Fees & Expenses                                               $       -           $ 6,096,212.28        $     -
                 (e) Allocation of Back-up Administration Fees & Expenses                                           $       -           $ 6,096,212.28        $     -
                 (f) Allocation of Liquidity Note Provider Fees & Expenses                                          $       -           $ 6,096,212.28        $     -
         3  Payment to TERI Pledge Fund, additional Guaranty Fees                                                   $        18.37      $ 6,096,193.91        $     -
         4  Payment of Interest Distribution Amount to Class A Securities and Liquidity Note Interest:
                 (a) Class A-1                                                                                      $ 1,394,626.11      $ 4,701,567.80        $     -
                 (b) Class A-2                                                                                      $ 1,339,501.06      $ 3,362,066.74        $     -
                 (c) Class A-3                                                                                      $ 1,422,338.27      $ 1,939,728.47        $     -
                 (d) Class A-4                                                                                      $ 1,326,194.89      $   613,533.58        $     -
                 (e) Class A-5                                                                                      $ 1,477,173.97      $       -             $   863,640.39
                 (f) Class A-IO                                                                                     $ 1,923,685.83      $       -             $ 2,787,326.22
                 (g) Liquidity Note Interest                                                                        $         -         $       -             $ 2,787,326.22
         5  Payment of Interest Distribution Amount to Class B Securities                                           $   433,808.42      $       -             $ 3,221,134.64
         6  Payment of Interest Distribution Amount to Class C Securities                                           $   431,202.21      $       -             $ 3,652,336.85
         7  Payment of Interest Distribution Amount to Class D Securities                                           $   437,125.78      $       -             $ 4,089,462.63
         8  Transfer to Reinstate Reserve Account up to Required Reserve Amount Balance                             $       -           $       -             $     -
         9  Payment to TERI, to Purchase Rehabilitated Loans                                                        $       -           $       -             $     -
        10  Payment of Liquidity Note Balance until reduced to zero                                                 $       -           $       -             $     -
        11  Payment of Principal Distribution:
                 (a) Class A-1                                                                                      $       -           $       -             $     -
                 (b) Class A-2                                                                                      $       -           $       -             $     -
                 (c) Class A-3                                                                                      $       -           $       -             $     -
                 (d) Class A-4                                                                                      $       -           $       -             $     -
                 (e) Class A-5                                                                                      $       -           $       -             $     -
                 (f) Class B Interest Carryover Shortfall
                 (g) Class B                                                                                        $       -           $       -             $     -
                 (h) Class C Interest Carryover Shortfall                                                           $       -           $       -             $     -
                 (i) Class C                                                                                        $       -           $       -             $     -
                 (j) Class D Interest Carryover Shortfall                                                           $       -           $       -             $     -
                 (k) Class D                                                                                        $       -           $       -             $     -
        12  Payment of any remaining Interest Carryover Shortfall to Class B Noteholders                            $       -           $       -             $     -
        13  Payment of any remaining Interest Carryover Shortfall to Class C Noteholders                            $       -           $       -             $     -
        14  Payment of any remaining Interest Carryover Shortfall to Class D Noteholders                            $       -           $       -             $     -
        15  Payment of the following:                                                                               $       -           $       -             $     -
                 (a) Unreimbursed Advances                                                                          $       -           $       -             $     -
                 (b) Payment of Indenture Trustee Fees, in excess of maximum amounts specified                      $       -           $       -             $     -
                 (c) Payment of Irish Paying Agent Fees and Expenses, in excess of maximum amounts specified        $       -           $       -             $     -
                 (d) Payment of Owner Trustee Fees and Expenses, in excess of maximum amounts specified             $       -           $       -             $     -
                 (e) Payment of Back-up Administration Fees and Expenses, in excess of maximum amounts specified    $       -           $       -             $     -
                 (f) Payment of indemnities, Fees and Expenses of the Servicers                                     $       -           $       -             $     -
                 (g) Payment of Administration Fees and Expenses allocated to the Notes                             $       -           $       -             $     -
                 (h) Payment of indemnities, fees and Expenses to Liquidity Provider                                $       -           $       -             $     -
        16  Remaining Amounts of Principal, if a Turbo Trigger is in effect                                         $       -           $       -             $     -
        17  Payment of any Prepayment Penalties to Class A-IO Noteholders previously unpaid                         $       -           $       -             $     -
        18  Payment of structuring advisory fees and then to the Certificateholders, any remaining amounts          $       -           $       -             $     -

    -----------------------------------------------------------------------------------------------------------------------------------------------------------------------

National Collegiate Student Loan Trust 2006-3

-------------------------------------------------------------------------------------------------------------------------------------------------------------
   V    Parity Calculations (excludes TERI Pledge Fund)                                                       10/31/06                   11/30/06
-------------------------------------------------------------------------------------------------------------------------------------------------------------

  1   Senior Parity ((Pool Balance + Trust Accounts) / (Class A Securities + Outstanding Liquidity Note))      107.37%                    106.81%
  2   Total Parity ((Pool Balance + Trust Accounts) / (Securities+ Outstanding Liquidity Note)) (a)             91.58%                     91.10%

      The Total Parity ratio, as calculated pursuant to definitions stipulated in the Trust Documents, increased from 90.82% at the time of the September
      28th, 2006 securitization to 91.10% on November 30, 2006. On October 31,
      2006, the Total Parity ratio was 91.58%. The Total Parity ratios for all three reporting dates are in line with management's expectations. The
      Total Parity ratio at October 31, 2006 was positively impacted by the fact that interest accrued for the month of October 2006 was properly excluded from the parity calculation denominator, as required by the Trust
      Documents. At the same time, the cash required to make the November 2006 interest payment was available at October 31, 2006, and properly included in the Total Parity ratio numerator, thereby increasing the Total Parity ratio at October 31, 2006. On November 27, 2006, the Trust made the first interest payment of 60 days interest (59 for the Class A-IO). Future interest payments will be made each Distribution Date to satisfy interest obligations for the previous month's interest period only.
----------------------------------------------------------------------------------------------------------------------
(a) Parity ratio calculations includes all Securities.
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
  VI    Portfolio Characteristics by Payment Status
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                             WAC                          # OF LOANS                     %                          PRINCIPAL AMOUNT                            %
                             ------------------------------------------------------------------------------------------------------------------------------------------------------------------
PAYMENT STATUS                   10/31/06          11/30/06       10/31/06         11/30/06    10/31/06     11/30/06       10/31/06                  11/30/06         10/31/06     11/30/06
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
INTERIM (1)
      In School                    10.15%            10.19%          94,801          91,678      90.73%      87.93%     $ 1,234,771,811.22      $1,204,402,195.87       91.11%      88.99%
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
TOTAL INTERIM                                                        94,801          91,678      90.73%      87.93%     $ 1,234,771,811.22      $1,204,402,195.87       91.11%      88.99%
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
REPAYMENT
      ACTIVE
         Current                    9.86%             9.68%           8,961          11,957       8.58%      11.47%     $   111,667,525.55      $  141,350,359.78        8.24%      10.44%
         31-60 Days Delinquent     10.69%             9.94%             376             113       0.36%       0.11%     $     4,734,905.94      $    1,360,146.11        0.35%       0.10%
         61-90 Days Delinquent     11.20%            10.88%             108             176       0.10%       0.17%     $     1,338,565.23      $    2,132,835.50        0.10%       0.16%
         91-120 Days Delinquent    10.66%            11.26%              58              63       0.06%       0.06%     $       652,127.84      $      941,146.03        0.05%       0.07%
         121-150 Days Delinquent   11.41%            10.82%               6              35       0.01%       0.03%     $        57,529.25      $      394,360.08        0.00%       0.03%
         151-180 Days Delinquent   10.65%            11.74%               3               6       0.00%       0.01%     $        48,543.43      $       56,314.72        0.00%       0.00%
         Greater than 180
          Days Delinquent           9.14%            10.29%               7               6       0.01%       0.01%     $        70,063.92      $       28,625.79        0.01%       0.00%

      FORBEARANCE                  10.02%            10.02%             169             228       0.16%       0.22%     $     1,928,119.83      $    2,721,436.19        0.14%       0.20%
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
TOTAL REPAYMENT                                                       9,688          12,584       9.27%      12.07%     $   120,497,380.99      $  148,985,224.20        8.89%      11.01%
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
GRAND TOTAL                                                         104,489         104,262     100.00%     100.00%     $ 1,355,269,192.21      $1,353,387,420.07      100.00%     100.00%
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
(1) Loans in Interim Status have not yet had a scheduled payment.
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
  VII   Portfolio Characteristics by Borrower Type and Program Type

                                                            10/31/06                           11/30/06
                                             -----------------------------------------------------------------
BORROWER TYPE                                PRINCIPAL AMOUNT          %        PRINCIPAL AMOUNT         %
--------------------------------------------------------------------------------------------------------------

  1   Creditworthy Cosigned Loans            $ 1,116,633,102.79      82.39%     $ 1,115,310,352.42     82.41%
  2   Creditworthy Non-Cosigned Loans        $   202,203,000.56      14.92%     $   201,630,500.77     14.90%
  3   Creditready Loans                      $    36,433,088.86       2.69%     $    36,446,566.88      2.69%

--------------------------------------------------------------------------------------------------------------
TOTAL                                        $ 1,355,269,192.21     100.00%     $ 1,353,387,420.07    100.00%
--------------------------------------------------------------------------------------------------------------

                                                              10/31/06                          11/30/06
                                             -----------------------------------------------------------------
PROGRAM TYPE                                 PRINCIPAL AMOUNT           %       PRINCIPAL AMOUNT          %
--------------------------------------------------------------------------------------------------------------

  1   Continuing Education                   $    27,964,973.41       2.06%     $    27,885,614.18      2.06%
  2   Graduate                               $   172,591,321.22      12.73%     $   172,454,471.32     12.74%
  3   K-12                                   $    23,274,838.05       1.72%     $    22,931,366.57      1.69%
  4   Medical                                $    21,932,778.30       1.62%     $    21,878,444.23      1.62%
  5   Undergraduate                          $ 1,109,505,281.23      81.87%     $ 1,108,237,523.77     81.89%
  6   Consolidation, Parent, Other           $         -              0.00%     $        -              0.00%

--------------------------------------------------------------------------------------------------------------
TOTAL                                        $ 1,355,269,192.21     100.00%     $ 1,353,387,420.07    100.00%
--------------------------------------------------------------------------------------------------------------

National Collegiate Student Loan Trust 2006-3

---------------------------------------------------------------------------------------------------------------
 VIII   Default  Information, TERI Claims, Net Losses and Related Information
----------------------------------------------------------------------------------------------------------------

                                                                                  10/31/06               11/30/06
                                                                             ---------------------------------------
                                                                              PRINCIPAL AMOUNT      PRINCIPAL AMOUNT
---------------------------------------------------------------------------------------------------------------------
 A.   Cumulative Claims Filed to TERI (1)                                          $ 156,057.38         $ 215,400.87

 B.   Cumulative Gross Default Rate (2)                                                   0.12%                0.13%

 C.   Claims Cancelled (Non-Default)                                               $       -            $       -

 D.   Cumulative Default Rate after Claims Cancelled (3) (4)                              0.12%                0.13%

 E.   Cumulative Claim Payments Made by TERI                                       $  20,256.52         $ 102,546.00

 F.   Claims in Process                                                            $ 135,800.86         $ 112,854.87

 G.   Cumulative net loss, claims rejected, aged 24 months or more                 $       -            $       -

 H.   Has a Material Change to Charge-Off Method Occurred?                              No                   No

 I.   Has a Material Change to Asset Terms, Fees, Penalties or Payments Occurred?       No                   No

 J.    Has a Material Breach of Pool Asset Representations or Warranties or
      Transaction Covenants Occurred?                                                   No                   No
---------------------------------------------------------------------------------------------------------------------------

       (1)Cumulative principal balance of student loans subject to a TERI guaranty event as of the last day of the Collection Period.

       (2)Section VIII.A divided by the principal balance of all Student Loans that have entered repayment status plus cumulative principal payments received by the Trust.

       (3)Section VIII.A adjusted by (c) Claims Cancelled and returned to a non-default status divided by the cumulative principal balance defined in footnote (2).

       (4)Cumulative Default Rate is based on loans in repayment rather than financed student loans as of cutoff date as described in the Indenture.
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------------------------------------------
  IX    Triggers and Other Information
--------------------------------------------------------------------------------------------------------------------------------------------------------------------

  1   Has a change occurred in the notional amount of the Class A-IO? No - next change date is May 2011
  2   Has Prepayment Penalty occurred on Class A-IO Notes?  (The scheduled Reference Amount exceeds the notional amount on Distribution Date)?
      No - next change date is May 2011
  3   Has a Required Reserve Amount Balance date occurred? No - first date is February 2007
  4   Has the Stepdown Date of November 26, 2012 occurred (On or after Stepdown Date and if a Subordinate Note Trigger is in effect, Principal
      Distribution method will change)?  No.
  5   Note Parity Trigger (Pool Balance plus Reserve Account, at end of Collection period, is less than 101% of Outstanding Debt and Liquidity
      Notes after payments on Distribution Date on or after the Stepdown Date).
       - Has Note Parity Trigger occurred? No
       - If so, the date such trigger occurred.
       - Is Note Parity Trigger currently in effect? No
  6    Class B and C Note Interest Triggers (Cumulative Default Rate equals or exceeds set rates)(a) - Has a Class B Note Interest Trigger occurred? No
       - if so, the date the Class B Note Interest Trigger occurred.
       - Is a Class B Note Interest Trigger currently in effect? No
       - Has a Class C Note Interest Trigger occurred? No
       - if so, the date the Class C Note Interest Trigger occurred.
       - Is a Class C Note Interest Trigger currently in effect? No
  7   Class D Note Interest Trigger
       - Has a Class D Note Interest Trigger occurred? No
       - if so, the date the Class D Note Interest Trigger occurred.
       - Is a Class D Note Interest Trigger currently in effect? No
  8   Subordinate Note Principal Trigger (Note Parity Trigger has occurred or Cumulative Gross Default Rate greater than 10% and TERI is no longer paying claims)(a)
       - Has a Subordinate Note Principal Trigger occurred? No
       - If so, the date such trigger occurred.
       - Is a Subordinate Note Principal Trigger currently in effect? No
  9   Turbo Trigger (Principal Balance of loans is equal to or less than 10% of the Principal Balance as of the cut off date or Cumulative Default
      Rate is greater than 10% and TERI is no longer paying claims)(a)
       - Has a Turbo Trigger occurred? No
       - If so, the date such trigger occurred.
       - Is a Turbo Trigger currently in effect? No
 10   Has the Parity Ratio reached it's release point of 103%?  No
 11   Has Trust exceeded annual fees or expense cap to Service Providers?  No
--------------------------------------------------------------------------------------------------------------------------------------------------------------------
   (a) See VIII. Default Information, TERI Claims, Net Losses and Related
       Information (above) for Cumulative Default Rate and calculation.
--------------------------------------------------------------------------------------------------------------------------------------------------------------------